Share-Based Compensation (Tables) (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Summary of Outstanding Stock Options Activity

The following table summarizes the option activities for the years ended December 31, 2020:

Weighted
Average
		Weighted	Weighted	Remaining
	Number	Average	Average	Contractual	Aggregate
	of	Exercise	Grant Date	Term	Intrinsic
	Shares	Price	Fair Value	(years)	Value
Balance at December 31, 2019	40	$236.16	$151.68	0.99	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-		-
Canceled/Expired	(40)	$236.16	$151.68	0.24	-
Balance at December 31, 2020	-	$-	$-	-	$-
Exercisable as of December 31, 2020	-	$-	$-	-	$-

Mymd Pharmaceuticals Inc. [Member]
Summary of Outstanding Stock Options Activity

Following is the status of outstanding stock options as of December 31, 2020 and 2019 and changes therein for the years then ended:

		Weighted	Weighted
		Average	Average
	Number	Exercise	Remaining
	of Shares	Price	Life
Outstanding December 31, 2018	31,332,500	$1.00	9.21 Years
Granted	8,010,619	$1.00
Outstanding December 31, 2019	39,343,119	$1.00	8.52 Years
Granted	2,810,241	$1.00
Cancelled	(31,300,000)	$1.00
Outstanding December 31, 2020	10,853,360	$1.00	7.98 Years

Schedule of Fair Value Assumptions for Options

The following table shows the assumptions used in calculating the fair value under the Black-Scholes option valuation model for stock options issued by the Company during the years ended December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Common stock grant date fair value	$1.00	$1.00
Risk free interest rate	0.27% - 1.43%	1.37% - 2.42%
Expected dividend yield	0%	0%
Expected term	5 years	5 years
Expected stock volatility	73.0% - 75.8%	70.9% - 72.4%